Share-based plans - Long-term incentive program 2011 (Details)		12 Months Ended
	May 12, 2011 EUR (€) € / shares shares	Dec. 31, 2018 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Nominal value (in dollars per share) | € / shares		€ 1
Awarded (in shares) | shares		0
LTIP 2011
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
Conditional increase in capital | €	€ 12,000,000
Conditional increase in capital (in shares) | shares	12,000,000
Nominal value (in dollars per share) | € / shares	€ 1
Award terms	8 years
Exercise price period basis	30 days
2011 SOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award terms	5 years
2011 Phantom stock awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years